Non-Controlling Interests (Tables)	12 Months Ended
Jun. 30, 2026
Non-Controlling Interests [Abstract]
Schedule of Non-Controlling Interests
	June 30, 2026	June 30, 2025
	RM	RM

Non-controlling interests	400	400

Schedule of Material Non-Controlling Interests	Subsidiaries of the Group that have material non-controlling interests (“NCI”) are as follows:

ARB Lab
	June 30, 2026	June 30, 2025
	RM	RM

NCI percentage of ownership interest and voting interest (%)	-	-
Carrying amount of NCI (RM)	400	400
Profit allocated to NCI (RM)	-	-
Total comprehensive income allocated to NCI (RM)	-	-
June 30, 2024	ARB WMS	ARB Distribution	ARB Lab	Total
NCI percentage of ownership interest and voting interest (%)	-	-	-
Carrying amount of NCI (RM)	-	-	400	400
(Loss)/profit allocated to NCI (RM)	(1,775)	312,621	-	310,846
Total comprehensive (loss)/income allocated to NCI (RM)	(1,775)	312,621	-	310,846